EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 5 – EQUITY

The Company is authorized to issue 100,000,000 shares of common stock without par value. As of June 30, 2025 and December 31, 2024, it had 45,518,000 shares issued and outstanding.

On July 13, 2022, the Company declared a reverse stock split to convert its outstanding common stock from 100,000,000 shares to 40,000,000 shares.

On August 22, 2022, the Company issued 5 million shares to 66 individuals for RMB 3,400,700 or approximately $500,000. The relevant subscription receivable has been collected in May and June 2022.

On October 26, 2023, the Company sold 500,000 shares to Mr. Gang Wang for $100,000. Additionally, on December 25, 2023, the Company sold 18,000 shares to Mr. Lihong Zou for $7,200. The total of 518,000 shares from these transactions was issued in 2024.

NOTE 5 – EQUITY

The Company is authorized to issue 100,000,000 shares of common stock without par value. As of December 31, 2024 and 2023, it had 45,518,000 shares and 45,000,000 shares issued and outstanding.

On July 13, 2022, the Company declared a reverse stock split to convert its outstanding common stock from 100,000,000 shares to 40,000,000 shares.

On August 22, 2022, the Company issued 5 million shares to 66 individuals for RMB 3,400,700 or approximately $500,000. The relevant subscription receivable has been collected in May and June 2022.

On October 26, 2023, the Company sold 500,000 shares to Mr. Gang Wang for $100,000. Additionally, on December 25, 2023, the Company sold 18,000 shares to Mr. Lihong Zou for $7,200. The total 518,000 shares related to these transactions were issued in 2024.